Executive Board and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2018
Executive Board and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.6) Executive and Supervisory Board Compensation

Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the restricted share units (RSUs) and performance share units (PSUs), respectively, issued to Executive Board members during the year under the LTI 2016 Plan, effective January 1, 2016.

In the table “Share-Based Payment for Executive Board Members”, the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for the years 2018, 2017, and 2016 was as follows:

Executive Board Compensation

€ thousands	2018	2017	2016
Short-term employee benefits	18,652	16,634	19,206
Share-based payment1)	23,646	25,723	23,942
Subtotal1)	42,298	42,357	43,148
Post-employment benefits	1,106	1,312	2,398
Thereof defined-benefit	250	423	1,792
Thereof defined-contribution	856	889	606
Total1)	43,404	43,669	45,546

1) Portion of total executive compensation allocated to the respective year

Share-Based Payment for Executive Board Members

	2018	2017	2016
Number of RSUs granted	118,072	117,929	147,041
Number of PSUs granted	177,106	176,886	220,561
Total expense in € thousands	8,054	19,068	14,233

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2018	2017	2016
DBO 12/31	3,441	3,191	10,739
Annual pension entitlement	192	148	470

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2018	2017	2016
Total compensation	3,702	3,663	3,652
Thereof fixed compensation	3,162	3,135	3,135
Thereof committee remuneration	540	528	517

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2018	2017	2016
Payments	2,054	1,997	1,667
DBO 12/31	38,374	39,993	33,935

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2018, 2017, or 2016.